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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                         Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 7/31/2015

 Shares

 Value

 COMMON STOCKS - 100.2%

 Energy - 6.6%

 Oil & Gas Drilling - 1.0%

 179,860

 Helmerich & Payne, Inc.

 $

 10,385,116

 Oil & Gas Equipment & Services - 1.1%

 228,384

 Cameron International Corp. *

 $

 11,524,257

 Oil & Gas Exploration & Production - 4.5%

 392,086

 Cabot Oil & Gas Corp.

 $

 10,256,970

 109,648

 Cimarex Energy Co.

 11,416,550

 172,154

 Devon Energy Corp.

 8,507,851

 122,856

 EQT Corp.

 9,441,484

 525,761

 Memorial Resource Development Corp. *

 8,044,143

 $

 47,666,998

 Total Energy

 $

 69,576,371

 Materials - 3.8%

 Commodity Chemicals - 0.8%

 193,755

 Methanex Corp.

 $

 8,736,413

 Metal & Glass Containers - 0.9%

 409,708

 Owens-Illinois, Inc. *

 $

 8,747,266

 Forest Products - 1.1%

 789,567

 Louisiana-Pacific Corp. *

 $

 11,638,218

 Paper Products - 1.0%

 221,783

 International Paper Co.

 $

 10,616,752

 Total Materials

 $

 39,738,649

 Capital Goods - 5.8%

 Aerospace & Defense - 0.5%

 45,802

 Huntington Ingalls Industries, Inc.

 $

 5,377,613

 Building Products - 4.5%

 347,297

 Fortune Brands Home & Security, Inc.

 $

 16,583,432

 363,073

 Owens Corning *

 16,283,824

 448,911

 USG Corp. *

 13,907,263

 $

 46,774,519

 Electrical Components & Equipment - 0.8%

 129,093

 Regal Beloit Corp.

 $

 8,962,927

 Total Capital Goods

 $

 61,115,059

 Commercial Services & Supplies - 2.1%

 Office Services & Supplies - 0.7%

 429,491

 Steelcase, Inc.

 $

 7,666,414

 Human Resource & Employment Services - 1.4%

 160,011

 ManpowerGroup, Inc.

 $

 14,477,795

 Total Commercial Services & Supplies

 $

 22,144,209

 Transportation - 3.3%

 Airlines - 2.0%

 376,144

 United Continental Holdings, Inc. *

 $

 21,210,755

 Trucking - 1.3%

 147,198

 Ryder System, Inc.

 $

 13,324,363

 Total Transportation

 $

 34,535,118

 Automobiles & Components - 2.8%

 Auto Parts & Equipment - 0.9%

 179,650

 Tenneco, Inc. *

 $

 8,948,366

 Tires & Rubber - 1.9%

 677,115

 The Goodyear Tire & Rubber Co.

 $

 20,401,475

 Total Automobiles & Components

 $

 29,349,841

 Consumer Durables & Apparel - 4.3%

 Homebuilding - 1.7%

 330,863

 Lennar Corp.

 $

 17,548,974

 Household Appliances - 1.1%

 65,848

 Whirlpool Corp.

 $

 11,703,165

 Housewares & Specialties - 1.5%

 289,656

 Jarden Corp. *

 $

 15,931,080

 Total Consumer Durables & Apparel

 $

 45,183,219

 Retailing - 4.8%

 Department Stores - 2.0%

 125,465

 Kohl's Corp.

 $

 7,693,514

 198,475

 Macy's, Inc.

 13,706,684

 $

 21,400,198

 Apparel Retail - 1.0%

 199,780

 Ross Stores, Inc.

 $

 10,620,305

 Specialty Stores - 1.8%

 1,002,951

 Office Depot, Inc. *

 $

 8,023,608

 344,259

 Sally Beauty Holdings, Inc. *

 10,255,476

 $

 18,279,084

 Total Retailing

 $

 50,299,587

 Food, Beverage & Tobacco - 4.7%

 Agricultural Products - 2.4%

 120,180

 Bunge, Ltd.

 $

 9,596,373

 174,378

 Ingredion, Inc.

 15,380,140

 $

 24,976,513

 Packaged Foods & Meats - 2.3%

 96,923

 The JM Smucker Co.

 $

 10,825,330

 295,715

 Tyson Foods, Inc.

 13,114,960

 $

 23,940,290

 Total Food, Beverage & Tobacco

 $

 48,916,803

 Health Care Equipment & Services - 5.5%

 Health Care Equipment - 3.1%

 901,458

 Boston Scientific Corp. *

 $

 15,631,282

 158,452

 Zimmer Biomet Holdings, Inc.

 16,490,100

 $

 32,121,382

 Health Care Distributors - 1.0%

 124,058

 Cardinal Health, Inc.

 $

 10,542,449

 Health Care Services - 1.4%

 202,800

 Quest Diagnostics, Inc.

 $

 14,968,668

 Total Health Care Equipment & Services

 $

 57,632,499

 Pharmaceuticals, Biotechnology & Life Sciences - 4.9%

 Pharmaceuticals - 4.9%

 176,857

 Endo International Plc

 $

 15,482,062

 83,823

 Jazz Pharmaceuticals Plc *

 16,114,134

 158,598

 Mallinckrodt Plc *

 19,659,808

 $

 51,256,004

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 51,256,004

 Banks - 8.9%

 Regional Banks - 8.9%

 579,220

 Cathay General Bancorp

 $

 18,598,754

 1,194,318

 First Horizon National Corp.

 18,929,940

 1,545,512

 Huntington Bancshares, Inc./OH

 18,036,125

 1,262,865

 KeyCorp

 18,740,917

 1,838,842

 Regions Financial Corp.

 19,105,568

 $

 93,411,304

 Total Banks

 $

 93,411,304

 Diversified Financials - 8.4%

 Other Diversified Financial Services - 1.9%

 432,450

 Voya Financial, Inc.

 $

 20,303,528

 Specialized Finance - 2.9%

 49,725

 Intercontinental Exchange, Inc.

 $

 11,339,289

 362,411

 The NASDAQ OMX Group, Inc.

 18,493,833

 $

 29,833,122

 Asset Management & Custody Banks - 1.3%

 111,985

 Ameriprise Financial, Inc.

 $

 14,073,155

 Investment Banking & Brokerage - 2.3%

 244,139

 Lazard, Ltd.

 $

 13,527,742

 185,363

 Stifel Financial Corp. *

 10,185,697

 $

 23,713,439

 Total Diversified Financials

 $

 87,923,244

 Insurance - 10.2%

 Life & Health Insurance - 3.8%

 320,422

 Lincoln National Corp.

 $

 18,046,167

 589,756

 Unum Group

 21,136,855

 $

 39,183,022

 Multi-line Insurance - 1.9%

 419,715

 The Hartford Financial Services Group, Inc.

 $

 19,957,448

 Property & Casualty Insurance - 3.0%

 204,836

 The Hanover Insurance Group, Inc.

 $

 16,560,991

 390,690

 XL Group Plc

 14,854,034

 $

 31,415,025

 Reinsurance - 1.5%

 163,240

 Reinsurance Group of America, Inc.

 $

 15,755,925

 Total Insurance

 $

 106,311,420

 Real Estate - 6.6%

 Diversified REIT - 1.2%

 603,045

 Duke Realty Corp.

 $

 12,163,418

 Hotel & Resort REIT - 0.9%

 236,593

 Pebblebrook Hotel Trust

 $

 9,629,335

 Retail REIT - 1.0%

 384,633

 General Growth Properties, Inc.

 $

 10,438,940

 Specialized REIT - 2.0%

 294,706

 Corrections Corp of America

 $

 10,364,810

 271,956

 The GEO Group, Inc.

 10,266,339

 $

 20,631,149

 Real Estate Services - 1.5%

 88,011

 Jones Lang LaSalle, Inc.

 $

 15,669,478

 Total Real Estate

 $

 68,532,320

 Software & Services - 5.4%

 IT Consulting & Other Services - 1.5%

 263,352

 Amdocs, Ltd.

 $

 15,445,595

 Data Processing & Outsourced Services - 2.7%

 224,526

 Fidelity National Information Services, Inc.

 $

 14,690,736

 289,101

 Total System Services, Inc.

 13,362,248

 $

 28,052,984

 Application Software - 1.2%

 691,269

 Nuance Communications, Inc. *

 $

 12,532,707

 Total Software & Services

 $

 56,031,286

 Technology Hardware & Equipment - 2.4%

 Communications Equipment - 1.1%

 479,342

 Ciena Corp. *

 $

 12,199,254

 Electronic Manufacturing Services - 1.3%

 144,327

 IPG Photonics Corp.

 $

 13,309,836

 Total Technology Hardware & Equipment

 $

 25,509,090

 Semiconductors & Semiconductor Equipment - 4.5%

 Semiconductor Equipment - 1.2%

 557,942

 Entegris, Inc. *

 $

 8,265,911

 204,820

 SunEdison, Inc. *

 4,768,210

 $

 13,034,121

 Semiconductors - 3.3%

 169,318

 Broadcom Corp.

 $

 8,569,184

 206,625

 Microsemi Corp. *

 6,806,228

 398,520

 NVIDIA Corp.

 7,950,474

 1,053,291

 ON Semiconductor Corp. *

 11,185,950

 $

 34,511,836

 Total Semiconductors & Semiconductor Equipment

 $

 47,545,957

 Utilities - 5.2%

 Electric Utilities - 4.2%

 192,396

 Edison International

 $

 11,545,684

 219,950

 Eversource Energy

 10,935,914

 165,833

 Pinnacle West Capital Corp.

 10,233,554

 291,949

 Westar Energy, Inc.

 10,991,880

 $

 43,707,032

 Multi-Utilities - 1.0%

 262,748

 Public Service Enterprise Group, Inc.

 $

 10,948,709

 Total Utilities

 $

 54,655,741

 TOTAL COMMON STOCKS

 (Cost $905,715,376)

 $

 1,049,667,721

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 (Cost $905,715,376) (a)

 $

 1,049,667,721

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (2,588,104)

 TOTAL NET ASSETS - 100.0%

 $

 1,047,079,617

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At July 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $906,268,978 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 165,433,074

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (22,034,331)

 Net unrealized appreciation

 $

 143,398,743

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,049,667,721

$
-

$
-

$
1,049,667,721

 Total

$
1,049,667,721

$
-

$
-

$
1,049,667,721

 During the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date September 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date September 29, 2015

* Print the name and title of each signing officer under his or her signature.